RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Parties
SCHEDULE OF KEY MANAGEMENT PERSONNEL

The totals of remuneration paid to Key Management Personnel and related parties during the years are as follows:

1. Transactions with related parties:	June 30, 2024
Short-term salary and fees	379
Share based payments	900
Post-employment retirement benefits	39
Non-monetary benefits	21
Payments for legal services	180
Revaluation of financial liabilities at fair value	344
Payments for consultant services	566
2,429

The totals of remuneration paid to Key Management Personnel and related parties during the years are as follows:

1. Transactions with related parties:	December 31, 2023	December 31, 2022
Issuance of options to related party	-	721
Short-term salary and fees	803	508
Short-term salary until deletion	22	-
Loan repayment	-	172
Conversion of loan to ordinary shares	657	-
Share based payments	2,084	98
Post-employment retirement benefits	98	94
Payment for Administrative services	34	36
Non-monetary benefits	49	29
Payments for legal services	287	-
Revaluation of financial liabilities at fair value	1,204	-
Proof of Concept projects paid by affiliated companies	-	(1,064)
	5,238	594

SCHEDULE OF BALANCE WITH RELATED PARTIES
2. Balance with related parties:		June 30, 2024	December 31, 2023
Key management	Salary and related	(257)	(219)
Shareholders	Trade payables	16	(58)
Shareholders	Derivatives	-	(476)
Joint Ventures	Other receivables	15	15
Joint Ventures	Investment in subsidiary	115	115
		(111)	(623)

2. Balance with related parties:		December 31, 2023	December 31, 2022
Key management	Salary and related	(219)	(99)
Directors	Salary and related	-	(82)
Shareholders	Borrowings from related parties	-	(710)
Shareholders	Other accounts payable	(3)	(56)
Shareholders	Trade payables	(58)	-
Shareholders	Derivatives	(476)	-
Joint Ventures	Other receivables	15	59
Joint Ventures	Investment in subsidiary	115	221
		(626)	(667)